Financial Instruments and Fair Value Measurement - Fair Value Measurements (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivables from hedges/ derivatives	$ 13,104	$ 9,949
Other current financial assets	13,100	9,777
Other financial assets (non-current)	4	172
Liabilities from derivatives	9,238	7,032
Other current liabilities	267	2,302
Other liabilities (non-current)	8,971	4,730
Term loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of loans	633,930	658,163
Local bank loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of loans	$ 38,465	$ 28,618